Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 17 – COMMITMENTS AND CONTINGENCIES

Contingencies

Lawsuit with Gansu Jinlun Culture Media Co., Ltd.

On August 22, 2014, Zhong Chuan Rui You and Gansu Jinlun Culture Media Co., Ltd. ("Gansu Jinlun") signed a "Lanzhou Railway Bureau Air-conditioned Train Wi-Fi Network System Advertising Operation Rights Agreement" for advertising on 72 trains of $1,467,880 (RMB9,604,633). Due to the dispute on the project implementation, Zhong Chuan Rui You did not pay the advertising fee. On August 23, 2017, Gansu Jinlun filed a lawsuit with Gansu Intermediate People's Court. On December 19, 2017, Gansu Intermediate People's Court issued a verdict, ruling that Zhong Chuan Rui You settle the overdue advertising fee. Zhong Chuan Rui You and Gansu Jinlun agreed on the settlement amount to approximately $502,000 (RMB3,500,000) and recorded in general and administrative expenses.

Lawsuit with Beijing iQIYI Technology Co., Ltd.

On February 15, 2019, Beijing iQIYITechnology Co., Ltd. filed lawsuits with Beijing Internet Court alleging Shenzhen Jiu Zhou Shi Dai Digital and Technology Limited and Beijing Zhong Chuan Shi Xun Technology Limited are in infringement of exclusive rights to communication through information network of certain works, performances, audio and video products and claiming the economic loss amounts to approximately $562,000 (RMB 3,920,000).

On December 14, 2019, Beijing Internet Court arranged a trial; Beijing iQIYI and the Company are negotiating a potential settlement while expecting a verdict from the court. According to legal counsel, it is probable that the settlement will amount to approximately $93,000 (RMB650,000).